Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Explanatory Note Blue Hat Interactive Entertainment Technology is filing this Amendment No. 1 on Form 20-F/A (this “annual report” to amend and supplement the original annual report on Form 20-F for the year ended December 31, 2023, filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 30, 2024 (the original “annual report” in responding to the comments from the staff of the Commission dated July 25, 2024. This annual report neither reflects events occurring after the filing of the original annual report, nor does it update disclosures contained in the original annual report. Accordingly, this annual report should be read in conjunction with our other filings made with the Commission subsequent to the filing of the original annual report and this annual report, including any amendments to those filings.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39001
Entity Registrant Name	Blue Hat Interactive Entertainment Technology
Entity Central Index Key	0001759136
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	No. 1010 Anling Road Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	361009
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	BHAT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	58,398,281
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	OneStop Assurance PAC	Audit Alliance LLP
Auditor Location	Singapore	Singapore
Auditor Firm ID	6732	3487
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7th Floor
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	No. 1010 Anling Road, Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	361009
City Area Code	+ 86
Local Phone Number	592-228-0081
Contact Personnel Name	Xiaodong Chen
Contact Personnel Email Address	ir@bluehatgroup.net